Convertible Debenture - Related Party (Details 1) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Debenture - Related Party [Abstract]
Convertible debenture - related party at beginning of period		$ 19,055	$ 17,287	$ 15,681
Forgiveness	$ (19,999)	(19,999)
Conversion
Repayment
Accumulated interest		944	1,768	1,606
Convertible debenture - related party at end of period		$ 24,930	$ 19,055	$ 17,287